1933 Act/Rule 485(a)

February 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 46

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 46 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of including a new subsection in the prospectus describing the prior performance of Harris Investment Management, Inc. and Coxe Advisors, LLP, in managing accounts with substantially similar objectives, policies and strategies as the Virtus Global Commodities Stock Fund. This amendment also reflects revisions made in response to comments received on our Post-Effective Amendment No. 41 from our examiner, Brion Thompson.

Please note that following review and comment, the Registrant and the distributor, VP Distributors, Inc., will request acceleration of the effectiveness of this Post-Effective Amendment No. 46 to March 15, 2011.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr